Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Summary of assets and liabilities that are measured at fair value on a recurring basis

		September 30,	December 31,
Description	Level	2024	2023
Liabilities
Warrant liabilities	3	$52,955,510	$22,024,165
Derivative liabilities	3	$2,027,773	$922,834

		December 31,	December 31,
Description	Level	2023	2022
Liabilities
Warrant liabilities	3	$22,024,165	$5,652,553
Derivative Liabilities	3	$922,834	$1,572,078

Summary of change in fair value of the Company's Level 3 warrant liabilities

	Three months ended	Nine months ended
Warrant liabilities	September 30, 2024	September 30, 2024
Fair Value - beginning of period	$35,502,826	$22,024,165
Addition	3,432,870	18,674,089
Change in fair value	14,019,814	12,257,256
Fair Value - end of period	$52,955,510	$52,955,510

Summary of change in fair value of the Company's Level 3 derivative liabilities

	Three months ended	Nine months ended
Derivative liabilities	September 30, 2024	September 30, 2024
Fair Value - beginning of period	$1,498,227	$922,834
Addition	—	555,682
Change in fair value	529,546	549,257
Fair Value - end of period	$2,027,773	$2,027,773